Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2018
Disclosure of equity [abstract]
Summary of equity attributable to Novartis AG shareholders
4. Summary of equity attributable to Novartis AG shareholders
	Number of outstanding shares (in millions)			Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	2018	2017	Change	H1 2018	H1 2017	Change

Balance at beginning of year	2 317.5	2 374.1	-56.6	74 168	74 832	-664

Impact of change in accounting policy [1]				60		60

Restated equity at January 1, 2018				74 228	74 832	-604

Shares acquired to be cancelled	-9.2	-41.4	32.2	-700	-3 180	2 480

Other share purchases	-1.4	-2.3	0.9	-100	-174	74

Exercise of options and employee transactions	7.7	4.2	3.5	433	235	198

Equity-based compensation	7.2	8.3	-1.1	356	341	15

Increase of treasury share repurchase obligation under a share buyback trading plan				-363	-2 287	1 924

Transaction costs [2]				-11		-11

Dividends to shareholders of Novartis AG				-6 966	-6 495	-471

Net income of the period attributable to shareholders of Novartis AG				9 793	3 646	6 147

Other comprehensive income attributable to shareholders of Novartis AG				148	3 001	-2 853

Impact of change in ownership of consolidated entities				-3		-3

Balance at June 30	2 321.8	2 342.9	-21.1	76 815	69 919	6 896

[1] The impact of change in accounting policy includes USD 60 million relating to IFRS 15 implementation and USD 177 million relating to IFRS 9 implementation. See Note 2 and Note 7.
[2] Transaction costs directly attributable to the potential distribution (spinoff) of Alcon to Novartis shareholders (see Note 2).